Revenues from Contracts with Customers - Technical management service components of revenue from time charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from Contracts with Customers
Revenues	$ 915,625	$ 809,577	$ 674,089
Long-term and spot fleet | Technical management service component
Revenues from Contracts with Customers
Revenues	$ 184,191	$ 176,087	$ 147,750